----------------------------
                                                            OMB APPROVAL
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended     MARCH 31, 2005

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total: $         203202.926
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          189.000           5000       SH         SOLE        00        5000
ALBERTO CULVER   COM     013068101         9255.837         193394       SH         SOLE        00      193394
ALEXANDRIA REAL  COM     015271109          183.483           2850       SH         SOLE        00        2850
AMERICAN INTL G  COM     026874107         7198.147         129907       SH         SOLE        00      129907
ARCHSTONE SMITH  COM     039583109          187.605           5500       SH         SOLE        00        5500
AUTOMATIC DATA   COM     053015103         8916.327         198361       SH         SOLE        00      198361
BP PLC           SPONSO  055622104          108.576           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         8644.743         236583       SH         SOLE        00      236583
BOSTON PROPERTI  COM     101121101          195.748           3250       SH         SOLE        00        3250
BRISTOL MYERS S  COM     110122108          178.220           7000       SH         SOLE        00        7000
CISCO SYS INC    COM     17275R102         7225.234         403870       SH         SOLE        00      403870
CITIGROUP INC    COM     172967101         8696.924         193523       SH         SOLE        00      193523
COACH INC        COM     189754104        10346.584         182705       SH         SOLE        00      182705
CONSOLIDATED ED  COM     209115104           42.180           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          142.285           5500       SH         SOLE        00        5500
DELL INC         COM     24702R101         9501.266         247300       SH         SOLE        00      247300
DEVELOPERS DIVE  COM     251591103          218.625           5500       SH         SOLE        00        5500
DUKE REALTY COR  COM NE  264411505          164.175           5500       SH         SOLE        00        5500
E M C CORP MASS  COM     268648102         9756.701         791940       SH         SOLE        00      791940
EBAY INC         COM     278642103         7902.809         212099       SH         SOLE        00      212099
EQUITY OFFICE P  COM     294741103          204.884           6800       SH         SOLE        00        6800
EQUITY ONE       COM     294752100          119.422           5800       SH         SOLE        00        5800
EQUITY RESIDENT  SH BEN  29476L107          154.608           4800       SH         SOLE        00        4800
ESSEX PPTY TR I  COM     297178105          181.388           2625       SH         SOLE        00        2625
EXXON MOBIL COR  COM     30231G102          226.480           3800       SH         SOLE        00        3800
FIRST DATA CORP  COM     319963104         7954.496         202353       SH         SOLE        00      202353
GENENTECH INC    COM NE  368710406        10160.929         179490       SH         SOLE        00      179490
GENERAL ELEC CO  COM     369604103         9941.706         275699       SH         SOLE        00      275699
GUIDANT CORP     COM     401698105           29.560            400       SH         SOLE        00         400
ISTAR FINL INC   COM     45031U101          205.900           5000       SH         SOLE        00        5000
INTEL CORP       COM     458140100         7702.487         331575       SH         SOLE        00      331575
INTERNET HOLDRS  DEPOSI  46059W102            5.517            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104        10466.349         155842       SH         SOLE        00      155842
KIMCO REALTY CO  COM     49446R109          215.600           4000       SH         SOLE        00        4000
LEE ENTERPRISES  COM     523768109          360.220           8300       SH         SOLE        00        8300
MBNA CORP        COM     55262L100         8715.299         355002       SH         SOLE        00      355002
MEDTRONIC INC    COM     585055106         9102.065         178647       SH         SOLE        00      178647
MERCK & CO INC   COM     589331107            3.237            100       SH         SOLE        00         100
MERRILL LYNCH &  COM     590188108         8962.384         158346       SH         SOLE        00      158346
MICROSOFT CORP   COM     594918104         8077.614         334200       SH         SOLE        00      334200
NEWCASTLE INVT   COM     65105M108           96.200           3250       SH         SOLE        00        3250
OPENWAVE SYS IN  COM NE  683718308            0.402             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           17.235            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         6772.774         257814       SH         SOLE        00      257814
PROLOGIS         SH BEN  743410102          204.050           5500       SH         SOLE        00        5500
SCANA CORP NEW   COM     80589M102            9.555            250       SH         SOLE        00         250
SIMON PPTY GROU  COM     828806109          202.943           3350       SH         SOLE        00        3350
SYSCO CORP       COM     871829107         7865.081         219695       SH         SOLE        00      219695
TELESP CELULAR   SPON A  87952L108            3.211            537       SH         SOLE        00         537
TIM PARTICIPACO  SPONS   88706P106            2.071            138       SH         SOLE        00         138
VIACOM INC       CL B    925524308         8042.874         230918       SH         SOLE        00      230918
VORNADO RLTY TR  SH BEN  929042109          225.128           3250       SH         SOLE        00        3250
WAL MART STORES  COM     931142103         7854.542         156746       SH         SOLE        00      156746
ZIMMER HLDGS IN  COM     98956P102           62.248            800       SH         SOLE        00         800